SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Fair value meaurement (Details) (Imported) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Noncash change in fair value of SAFE liabilities	$ (30,000)	$ (2,187,000)
Noncash change in fair value upon issuance (Day 1)		1,318,000
Noncash change in fair value subsequent to issuance		$ 869,000